Financial risk management - Disclosure of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liabilities [line items]
Cash and cash equivalents at beginning of year	€ 51,083	€ 182,176
Net debt at beginning of period	694,004	570,380
Cash flows	(143,543)	116,483
Borrowings from business acquisition	3,236
New leases	6,725	3,602
Foreign exchange adjustments	1,710	361
Reclassification	0	0
Other changes	3,385	3,178
Cash and cash equivalents at end of year	240,546	51,083
Net debt at end of period	565,517	694,004
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Cash flows	(191,181)	129,126
Borrowings from business acquisition	0
New leases	0	0
Foreign exchange adjustments	2,360	578
Reclassification	0	0
Other changes	(642)	1,389
Borrowings due within 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(676)	(111)
Cash flows	59,384	731
Borrowings from business acquisition	642
New leases	0	0
Foreign exchange adjustments	(453)	(166)
Reclassification	0	0
Other changes	1,696	0
Liabilities arising from financing activities at end of period	(61,945)	(676)
Borrowings due after 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(722,554)	(720,745)
Cash flows	0	0
Borrowings from business acquisition	2,594
New leases	0	0
Foreign exchange adjustments	0	0
Reclassification	0	0
Other changes	1,743	1,809
Liabilities arising from financing activities at end of period	(726,891)	(722,554)
Lease liabilities due within 1 year
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(10,538)	(12,578)
Cash flows	(11,746)	(13,374)
Borrowings from business acquisition	0
New leases	403	0
Foreign exchange adjustments	(115)	(31)
Reclassification	7,904	11,247
Other changes	0	118
Liabilities arising from financing activities at end of period	(6,984)	(10,538)
Lease liabilities due after 1 year | Deferred tax assets to be recovered after more than 12 months
Disclosure of financial liabilities [line items]
Liabilities arising from financing activities at beginning of period	(11,319)	(19,122)
Cash flows	0	0
Borrowings from business acquisition	0
New leases	6,322	3,602
Foreign exchange adjustments	(82)	(20)
Reclassification	(7,904)	(11,247)
Other changes	588	(138)
Liabilities arising from financing activities at end of period	€ (10,243)	€ (11,319)